BANK AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2021
BANK AND OTHER BORROWINGS
BANK AND OTHER BORROWINGS

18.   BANK AND OTHER BORROWINGS

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Total bank and other borrowings	2,116,924	2,477,948	388,844
Comprised of:
Short-term	24,481	136,510	21,421
Long-term, current portion	124,395	162,842	25,553
	148,876	299,352	46,974
Long-term, non-current portion	1,968,048	2,178,596	341,870
	2,116,924	2,477,948	388,844

Certain bank borrowings are secured by equipment with a net carrying value of RMB414,326 and RMB361,806 (US$56,775) (note 9), accounts receivable with a carrying value of RMB33,686 and RMB10,056 (US$1,578) (note 6) (including lease receivables with a carrying value of RMB26,782 and RMB10,056 (US$ 1,578) (note 10), certain land use rights (which are recorded as “right-of-use assets”) with a carrying value of RMB414,470 and RMB405,117 (US$63,572) (note 10), certain long-term investments with a carrying value of RMB 166,870 and RMB 167,044 (US$26,213) (note 14), certain construction in progress with a carrying value of RMB1,150,018 and RMB 1,709,761 (US$268,299) (note 9), deposit for non-current asset with a carrying value of nil and nil (note 13),and restricted cash of RMB nil and nil (note 5), as of December 31, 2020 and 2021, respectively.

The short-term bank and other borrowing bore a weighted average interest of 7.01 % and 5.86% per annum, and the long-term bank and other borrowings bore a weighted average interest of 7.11% and 6.31% per annum, respectively, as of December 31, 2020 and 2021.

Bank and other borrowings amounted to RMB 126,362 (US$19,829) (2020: RMB39,014) and RMB 2,351,586 (US$369,015) (2020:RMB2,077,911) were denominated in US$ and RMB, respectively as of December 31, 2021.

The maturity analysis of the long-term bank and other borrowings are as follows:

	RMB	US$
Within one year	162,842	25,553
Between one and two years	253,016	39,704
Between two and three years	447,604	70,239
Between three and four years	493,452	77,433
Above four years	984,524	154,494
	2,341,438	367,423

As of December 31, 2021, the Group had unutilized short-term bank credit lines and unutilized long-term bank credit lines amounted to RMB 219 (US$34) and RMB 125,250 (US$19,654), respectively.